Restructuring (Details) $ in Thousands	3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2023 USD ($) position	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Restructuring
Total headcount | position												119
Restructuring												$ 3,800
Payment of severance													$ 3,500
Goodwill Impairment						$ 8,200					$ 8,220
Impairment and restructuring	$ 1,361	$ 0	$ 0	$ (33)	$ 9,006	$ 20,343	$ 207	$ (33)	$ 207	$ (33)	$ 20,550	1,328	29,556	$ 0
Other Restructuring Charges
Restructuring
Impairment and restructuring													25,600
Other Restructuring Charges | ROU assets and related leasehold improvements
Restructuring
Impairment and restructuring												$ 1,300	16,300
Other Restructuring Charges | Software and Software Development Costs [Member]
Restructuring
Impairment and restructuring													1,100
Other Restructuring Charges | Goodwill [Member]
Restructuring
Impairment and restructuring													$ 8,200